SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative) - AUD ($)		12 Months Ended
	Dec. 05, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Comprehensive income		$ 12,033,485	$ 11,650,334	$ 7,103,134
Cash flows from (used in) operating activities		9,679,048	9,723,095	5,659,456
Cash and cash equivalents		1,020,608	$ 7,851,197	$ 11,731,325	$ 20,902,282
Current assets net		$ 500,088
Brand Trademark Trade Names [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment		5 years
Australian Government Tax Incentive [member]
IfrsStatementLineItems [Line Items]
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%	18.50%